Note Payable	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note D - Note Payable

Elan Note Payable

In August 2002, Aeolus borrowed $638,000 from Elan Corporation, plc (“Elan”) pursuant to a promissory note. The note payable accrued interest at 10% compounded semi-annually. The note was convertible at the option of Elan into shares of the Company’s Series B non-voting convertible preferred stock (“Series B Stock”) at a rate of $43.27 per share. The original note matured on December 21, 2006. However, in February 2007, the Company and Elan terminated the note, the Company paid $300,000 in cash to Elan and Elan forgave $225,000 of the note payable. Elan and the Company entered into a new two-year note payable in the amount of $453,000 under substantially the same terms as the original note. In February 2009, the Company and Elan agreed to amend the new note payable to extend its maturity date from February 7, 2009 to February 7, 2011 and increased the interest rate of the convertible promissory note from 10% to 11% effective February 7, 2009. As of the date of the amendment, an aggregate of $553,000 in principal and interest was outstanding under the convertible promissory note. In the event of a default under the terms of the convertible promissory note, Elan had the right to demand immediate payment of all amounts outstanding under the note. For purposes of the note, an event of default included, among other items, a default in the payment of the note principal or interest when due and payable, an uncured breach by the Company of its obligations to Elan pursuant the agreements under which the convertible promissory note was issued, an inability of the Company to pay its debts in the normal course of business, the cessation of business activities by the Company (other than as a result of a merger or consolidation with a third party) without Elan’s prior written consent and the appointment of a liquidator, receiver, administrator, examiner, trustee or similar officer of the Company or over all or substantially all of its assets under the law.

During the term of the note payable, Elan had the option to convert the note into shares of Series B Stock at a rate of $9.00 per share. Upon the maturity of the note payable, Aeolus had the option to repay the note either in cash or in shares of Series B Stock and warrants having a then fair market value equal to the amount due under the note; provided that the fair market value used for calculating the number of shares to be issued would not be less than $13.00 per share.

On February 7, 2011, the maturity date of the note, Aeolus elected to exercise its right to repay the note, with a maturity value of $663,000, by issuing 50,993 shares of Series B Stock and a warrant to purchase an aggregate of 896,037 shares of Series B Stock at an exercise price of $0.01 per share. The warrant has a term of five years, a cashless exercise provision and customary anti-dilution adjustments in the event of stock splits, stock combination, reorganizations and similar events. In connection with the issuance, Aeolus amended its certificate of incorporation on February 7, 2011 to increase the authorized number of shares of Series B Stock from 600,000 to 1,600,000. The fair value of the warrants issued on February 7, 2011 was estimated to be $452,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 93.3%, risk free interest rate of 2.39% and an expected life of five years.

Senior Convertible Notes to Related Parties

On August 1, 2008, the Company entered into a Securities Purchase Agreement (the “SCN Purchase Agreement”) with three accredited institutional investors (the “August 2008 Investors”) pursuant to which the Company agreed to sell, to the August 2008 Investors, units comprised of senior unsecured convertible notes of the Company (the “Notes”), in an aggregate principal amount of up to $5,000,000, which bear interest at a rate of 7% per year and mature on the 30-month anniversary of their date of issuance, and warrants to purchase up to an aggregate of 10,000,000 additional shares of the Company’s common stock (the “August 2008 Warrant Shares”), each with an initial exercise price of $0.50 per share, subject to adjustment as provided in the warrant agreements (the “August 2008 Warrants”). Each unit (collectively, the “August 2008 Units”) is comprised of $1,000 in Note principal and August 2008 Warrants to purchase up to 2,000 shares of the Company’s common stock, and has a purchase price of $1,000.

On August 1, 2008, pursuant to the SCN Purchase Agreement, the Company sold and issued to the August 2008 Investors, an aggregate of 500 August 2008 Units comprised of Notes in the aggregate principal amount of $500,000 and August 2008 Warrants to purchase up to 1,000,000 shares of common stock for an aggregate purchase price of $500,000 (the “SCN Financing”).

On each of September 4, 2008, October 1, 2008, November 3, 2008 and December 1, 2008, the Company sold and issued to the August 2008 Investors an aggregate of 125 August 2008 Units comprised of Notes in the aggregate principal amount of $125,000 and August 2008 Warrants to purchase up to 250,000 shares of common stock for an aggregate purchase price of $125,000 (the “Subsequent Financings”).

The Notes issued in the SCN Financing and the Subsequent Financings had an initial conversion price of $0.35 per share, subject to adjustment as provided in the Notes. In addition, the August 2008 Investors had the option to purchase up to an additional 4,000 August 2008 Units, in one or more closings at their sole option at any time on or before December 31, 2013.

Interest on the Notes accrued at the rate of 7.0% per annum from the date of issuance, and was payable semi-annually, on January 31 and July 31 of each year. Interest was payable, at the Company’s sole election, in cash or shares of common stock, to holders of Notes on the record date for such interest payments, with the record dates being each January 15 and July 15 immediately preceding an interest payment date. The effective interest rate of the Notes, including the effect of the amortization of the embedded conversion feature and the note discount, was 39.4%.

The net proceeds to the Company from the sale of 1,000 August 2008 Units in the SCN Financing and Subsequent Financing, after deducting for expenses, were approximately $844,000. The Company used the net proceeds to fund the development of AEOL 10150 and to fund ongoing operations of the Company. Offering costs of the private placement were $156,000 and were allocated to the Notes and August 2008 Warrants based upon their respective fair values. The offering costs attributed to the Notes in the amount of $100,000 were capitalized as Debt Issuance Costs. The Debt Issuance Costs were amortized over the life of the Notes in the SCN Financing.

Pursuant to the Securities Purchase and Exchange Agreement dated October 6, 2009 (the “October 2009 Purchase Agreement”), as more fully described in Note G – Stockholders’ Equity, the holders of the Notes agreed to convert all $1,000,000 in principal amount of the Notes into common stock at a conversion rate of $0.35 per share and to exchange their remaining option to purchase an additional $4,000,000 in Notes for warrants to purchase up to 14,285,714 shares of common stock with an initial exercise price of $0.28 per share, subject to adjustment as provided in the warrants.

On December 24, 2009, the Company entered into an amendment (the “Amendment”) to the October 2009 Purchase Agreement, pursuant to which the Company agreed to lower the conversion price of the Notes from $0.35 per share to $0.28 per share and as a result, issued an additional 714,286 shares of common stock to the former holders of the Notes. The Amendment was executed to resolve a misunderstanding regarding one of the financing terms in the October 6, 2009 financing between the Company and the investors in the financing. The Company did not receive any proceeds from the issuance. As a result of the Amendment and the issuance of the additional shares, the Company recorded a charge of $343,000 in the Statement of Operations as interest expense for the value of the shares issued on the date of issuance.

Affiliates of Xmark Opportunity Partners, LLC were the sole investors in the SCN Financing. Together with its affiliates, Xmark Opportunity Partners, LLC beneficially owned approximately 52% of the Company’s outstanding common stock prior to the SCN Financing. Xmark Opportunity Partners, LLC is the sole manager of Goodnow Capital, LLC (“Goodnow”) and possesses sole power to vote and direct the disposition of all securities of the Company held by Goodnow. Goodnow has the right to designate up to two directors for election to the Company’s Board of Directors, pursuant to the terms of a purchase agreement between Goodnow and the Company. David C. Cavalier, a current director of the Company and Managing Partner of Xmark Opportunity Partners LLC, is President of Goodnow. The transaction was evaluated by the Company’s management and the Board of Directors for fairness to ensure the terms were reasonable given the related party nature of the SCN Financing by providing an option for non-related party investors to participate in the transaction.

Elan Note Payable

In August 2002, Aeolus borrowed $638,000 from Elan Corporation, plc (“Elan”) pursuant to a promissory note. The note payable accrued interest at 10% compounded semi-annually. The note was convertible at the option of Elan into shares of the Company’s Series B non-voting convertible preferred stock (“Series B Stock”) at a rate of $43.27 per share. The original note matured on December 21, 2006. However, in February 2007, the Company and Elan terminated the note, the Company paid $300,000 in cash to Elan, Elan forgave $225,000 of the note payable and Elan and the Company entered into a new two-year note payable in the amount of $453,000 under substantially the same terms as the original note. In February 2009, the Company and Elan agreed to amend the new note payable to extend its maturity date from February 7, 2009 to February 7, 2011 and increased the interest rate of the convertible promissory note from 10% to 11% effective February 7, 2009. As of the date of the amendment, an aggregate of $553,000 in principal and interest was outstanding under the convertible promissory note. In the event of an event of default under the convertible promissory note, Elan may demand immediate payment of all amounts outstanding under the note. For purposes of the note, an event of default includes, among other items, a default in the payment of the note principal or interest when due and payable, an uncured breach by the Company of its obligations to Elan pursuant the agreements under which the convertible promissory note was issued, an inability of the Company to pay its debts in the normal course of business, the cessation of business activities by the Company (other than as a result of a merger or consolidation with a third party) without Elan’s prior written consent and the appointment of a liquidator, receiver, administrator, examiner, trustee or similar officer of the Company or over all or substantially all of its assets under the law.

During the term of the note payable, Elan has the option to convert the note into shares of Series B Stock at a rate of $9.00 per share. Upon the maturity of the note payable, Aeolus has the option to repay the note either in cash or in shares of Series B Stock and warrants having a then fair market value equal to the amount due under the note; provided that the fair market value used for calculating the number of shares to be issued will not be less than $13.00 per share. As of September 30, 2010 and 2009, the outstanding balance, including interest, on the note payable to Elan was approximately $663,000 and 594,000, respectively.

On February 7, 2011, the due date of the loan, Aeolus elected to exercise its right to repay the note, with a maturity value of approximately $663,000, with 50,993 shares of Series B Stock and a warrant to purchase an aggregate of 896,037 shares of Series B Stock at an exercise price of $0.01 per share. The warrant has a term of five years, a cashless exercise provision and customary anti-dilution adjustments in the event of stock splits, stock combination, reorganizations and similar events. In connection with the issuance, Aeolus amended its certificate of incorporation on February 7, 2011 to increase the authorized number of shares of Series B Stock from 600,000 to 1,600,000. The fair value of the warrants issued on February 7, 2011 was estimated to be $452,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 93.3%, risk free interest rate of 2.39% and an expected life of five years.